Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Total	Common stock	Additional paid-in capital	Retained earnings	Treasury stock	Unallocated common stock held by the ESOP	Accumulated other comprehensive income (loss)	Summary of comprehensive income
Beginning Balance at Dec. 31, 2008			$ 4,641,571	$ 2,196,235	$ (1,737,838)	$ (216,244)	$ 47,657
Common Stock		7,415
Stock option plan expense			12,869
Tax benefit from stock plans			24,834
Allocation of ESOP stock			6,319			6,007
RRP stock granted			(6,771)		6,771
Purchase of common stock	43,500				(43,477)
Vesting of RRP stock			4,592
Net (loss) income	527,244			527,244				527,244
Dividends paid on common stock ($0.39, $0.60 and $0.59 per share, respectively)	(288,408)			(288,408)
Exercise of stock options				(33,465)	46,965
Net change in unrealized gains on securities available for sale arising during the year, net of tax expense of $23,628 for 2011, $1,236 for 2010 and $100,466 for 2009							145,473
Reclassification adjustment for gains included in net income, net of tax expense of $41,858 for 2011, $62,347 for 2010 and $9,880 for 2009							(14,305)
Pension and other postretirement benefits adjustment, net of tax benefit (expense) of $12,305 for 2011, $7,348 for 2010 and ($3,792) for 2009							5,708
Other comprehensive (loss) income, net of tax							136,876	136,876
Total comprehensive income								664,120
Ending Balance at Dec. 31, 2009	5,339,152		4,683,414	2,401,606	(1,727,579)	(210,237)	184,533
Common Stock		7,415
Stock option plan expense			11,138
Tax benefit from stock plans			810
Allocation of ESOP stock			6,239			6,007
RRP stock granted			(145)		145
Purchase of common stock					(464)
Vesting of RRP stock			3,799
Net (loss) income	537,206			537,206				537,206
Dividends paid on common stock ($0.39, $0.60 and $0.59 per share, respectively)	(295,757)			(295,757)
Exercise of stock options				(717)	1,952
Net change in unrealized gains on securities available for sale arising during the year, net of tax expense of $23,628 for 2011, $1,236 for 2010 and $100,466 for 2009							1,790
Reclassification adjustment for gains included in net income, net of tax expense of $41,858 for 2011, $62,347 for 2010 and $9,880 for 2009							(90,278)
Pension and other postretirement benefits adjustment, net of tax benefit (expense) of $12,305 for 2011, $7,348 for 2010 and ($3,792) for 2009							(10,639)
Other comprehensive (loss) income, net of tax							(99,127)	(99,127)
Total comprehensive income								438,079
Ending Balance at Dec. 31, 2010	5,510,238		4,705,255	2,642,338	(1,725,946)	(204,230)	85,406
Common Stock		7,415
Stock option plan expense			8,251
Tax benefit from stock plans			2,029
Allocation of ESOP stock			1,877			6,007
Purchase of common stock					(163)
Vesting of RRP stock			3,478
Net (loss) income	(735,989)			(735,989)				(735,989)
Dividends paid on common stock ($0.39, $0.60 and $0.59 per share, respectively)	(192,698)			(192,698)
Exercise of stock options				(3,830)	6,995
Net change in unrealized gains on securities available for sale arising during the year, net of tax expense of $23,628 for 2011, $1,236 for 2010 and $100,466 for 2009							33,913
Reclassification adjustment for gains included in net income, net of tax expense of $41,858 for 2011, $62,347 for 2010 and $9,880 for 2009							(61,942)
Pension and other postretirement benefits adjustment, net of tax benefit (expense) of $12,305 for 2011, $7,348 for 2010 and ($3,792) for 2009							(17,726)
Other comprehensive (loss) income, net of tax							(45,755)	(45,755)
Total comprehensive income								(781,744)
Ending Balance at Dec. 31, 2011	$ 4,560,440		$ 4,720,890	$ 1,709,821	$ (1,719,114)	$ (198,223)	$ 39,651